            NATIONS OUTLOOK VARIABLE ANNUITY (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


        RATINGS AGENCY   EFFECTIVE DATE      RATING        BASIS OF RATING
                           OF RATING
--------------------------------------------------------------------------------
            Fitch           9/19/02           AA       Claims paying ability





  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4043
333-40414